Huntington VA Mid Corp America Fund
Fund Summaries Huntington VA Mid Corp America Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Huntington VA Mid Corp America Fund
Management Fees		0.60%
Other Expenses	[1]	0.35%
Total Annual Fund Operating Expenses		0.95%
[1]	Other expenses have been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Examples
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Huntington VA Mid Corp America Fund	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund will normally invest at least 80% of its assets in common stocks of mid-cap companies. Mid-cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's MidCap 400 Index ("S&P 400"). As of May 31, 2012, the companies in the RMCI had a market capitalization range of approximately $1.4 billion to $17.4 billion. As of June 29, 2012, the companies in the S&P 400 had a market capitalization range of approximately $380 million to $11.8 billion. In managing the Fund's portfolio, the Advisor emphasizes mid-cap companies with above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund's net asset value ("NAV") and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund's portfolio will fluctuate based on changes in a company's financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund's investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

For more information, please see "Principal Fund Investment Strategies and Risks" in this prospectus.
Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table

Best Quarter Q3 2009 17.56% Worst Quarter Q4 2008 (26.53)%
Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/12, to those of Standard & Poor’s MidCap 400 Index (“S&P 400 MC”) the Russell Midcap Index (“RMCI”) and the Lipper Mid Cap Core Average (“LMCC”). The S&P 400 MC is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range sector of the U.S. stock market. The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 27% of the total market capitalization of the Russell 1000 Index. LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Average Annual Total Return Table (for the period ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
Huntington VA Mid Corp America Fund	14.59%	2.35%	8.38%
Huntington VA Mid Corp America Fund Standard & Poor's MidCap 400 Index	17.88%	5.15%	10.53%
Huntington VA Mid Corp America Fund Russell Midcap Index	17.28%	3.57%	10.65%
Huntington VA Mid Corp America Fund Lipper Mid Cap Core Average	15.59%	2.23%	8.89%